Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Dates
30-Apr-2024
Actual/360 Days
30
30/360 Days
30
15-May-2024
15-May-2024
Collection Period No.
4
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Apr-2024
13-May-2024
14-May-2024
15-May-2024
15-Apr-2024
15-Apr-2024
Summary
Beginning
Balance
120,327,238.01
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Principal
Payment
45,730,181.79
0.00
0.00
0.00
0.00
Ending
Balance
74,597,056.22
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
154.650598
0.000000
0.000000
0.000000
0.000000
Initial
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Note
Factor
0.252273
1.000000
1.000000
1.000000
1.000000
1,183,937,238.01
1,138,207,056.22
45,730,181.79
T
otal Note Balance
1,359,310,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
34,854,167.03
1,218,791,405.04
56,866,336.52
1,275,657,741.56
34,854,167.03
1,173,061,223.25
54,869,432.35
1,227,930,655.60
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
34,856,681.09
34,854,167.03
34,854,167.03
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.060000%
5.700020%
4.800000%
4.790000%
Interest Payment
0.00
1,030,975.00
1,161,379.08
1,906,400.00
391,223.25
Interest per
$1000 Fac
e
Amount
0.000000
4.216667
4.750017
4.000000
3.991667
Interest & Principal
Payment
45,730,181.79
1,030,975.00
1,161,379.08
1,906,400.00
391,223.25
Interest & Principal Payment
per $1000 Fac
e
Amount
154.650598
4.216667
4.750017
4.000000
3.991667
$50,220,159.12
T
otal
$4,489,977.33

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
54,799,414.45
0.00
54,799,414.45
44,668,627.80
8,597,927.47
959,126.27
371,765.72
0.00
0.00
201,967.19
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,063,048.12
0.00
0.00
4,489,977.33
0.00
0.00
45,730,181.79
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
54,799,414.45
3,516,207.21
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,063,048.12
0.00
0.00
0.00
1,063,048.12
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,489,977.33
0.00
1,030,975.00
1,161,379.08
1,906,400.00
391,223.25
0.00
0.00
0.00
0.00
0.00
0.00
4,489,977.33
0.00
1,030,975.00
1,161,379.08
1,906,400.00
391,223.25
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,489,977.33
4,489,977.33
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
45,730,181.79
0.00
0.00
0.00
45,730,181.79
Aggregate Principal Distributabl
e
Amount
45,730,181.79
45,730,181.79
0.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,485,416.70
0.00
3,485,416.70
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,312.77
187,654.42
201,967.19
3,485,416.70
0.00
14,312.77
14,312.77
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Pool Statistics
Pool Data
7.81%
55.74
13.74
Cutoff Date Pool Balance
Amount
1,459,458,843.36
Pool Balance beginning of Collection Period
1,275,657,741.56
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,227,930,655.60
26,923
27,656
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,733
25,650,822.68
19,017,805.12
0.00
3,058,458.16
Pool Factor
84.14%
7.74%
60.69
8.92

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
26,923
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.19%
0.52%
0.21%
0.08%
100.00%
1,217,967,176.41
6,402,873.31
2,552,649.27
1,007,956.61
1,227,930,655.60
26,764
106
36
17
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.290%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
18,456.64
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.729%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
3,285,282.70
1,737,958.50
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
60
178
Losses
(1)
Amount
3,058,458.16
954,482.82
366,016.84
Number of Receivables
Number of Receivables
Amount
7,971,008.15
4,054,780.07
630,945.38
Current
Cumulative
0.225%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.666%
Prior Collection Period
0.746 % Second Prior
Collection
Period
0.358
%
Third
Prior
Collection
Period
0.145%